Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Entity Registrant Name	SWEDISH EXPORT CREDIT CORP /SWED/
Entity Central Index Key	0000352960
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	3,990,000
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false